Key management personnel (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Key Management Personnel

Key management personnel compensation comprises:

	2018	2017	2016
	US$	US$	US$
Short-term employee benefits	13,190,838	16,439,948	14,979,983
Post-employment benefits	1,506,108	1,895,828	2,356,594
Share-based payments	13,356,657	13,747,355	16,837,179

Total	28,053,603	32,083,131	34,173,756